UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06346
Morgan Stanley Quality Municipal Investment Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009
Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Quality Municipal Investment Trust
Portfolio of Investments July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (162.4%)
	Alabama (0.7%)
$2,000	Jefferson County, School Ser 2004 A	5.50%	01/01/22	$1,184,220

	Alaska (0.9%)
3,000	Northern Tobacco Securitization Corporation, Asset Backed Ser 2006 A	5.00	06/01/46	1,641,210

	Arizona (0.8%)
985	Arizona, Ser 2008 A (COPs) (FSA Insd)	5.00	09/01/24	1,002,848
400	Maricopa County, Pollution Control Corp., 2009 Ser A	6.00	05/01/29	407,000

				1,409,848

	California (23.7%)
985	Alhambra Unified School District 2009 Ser B (f)	0.00	08/01/35	177,093
1,590	Alhambra Unified School District 2009 Ser B (f)	0.00	08/01/36	269,012
690	Alvord Unified School District, Ser 2007 A (FSA Insd)	5.00	08/01/23	704,186
1,000	Bay Area Toll Authority, Revenue Ser F	5.00	04/01/31	997,310
680	Beverly Hills California Unified School District Ser 2009 (f)	0.00	08/01/26	286,008
1,310	Beverly Hills California Unified School District Ser 2009 (f)	0.00	08/01/31	395,371
5,000	California, Economic Recovery, Ser 2004 A	5.00	07/01/16	2,564,425
3,000	California, Various Purpose dtd 05/01/03	5.00	02/01/24	3,017,040
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	2,618,880
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,003,980
3,000	California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00	08/15/32	2,601,090
340	Clovis Unified School District Election of 2004 Ser A (FGIC Insd) (f)	0.00	08/01/29	93,361
430	Dry Creek Joint Elementary School District Election 2008 E Ser 2009 (f)	0.00	08/01/41	48,650
5,265	Dry Creek Joint Elementary School District Election 2008 E Ser 2009 (f)	0.00	08/01/42	555,405
770	Dry Creek Joint Elementary School District Election 2008 E Ser 2009 (f)	0.00	08/01/43	75,753
1,775	EL Segundo School District Election of 2008 Ser A (f)	0.00	08/01/31	421,775
3,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29	2,555,550
1,500	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/45	1,209,600
3,700	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	2,000,738
1,100	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	660,165
585	Indio Redevelopment Agency, Merged Redevelopment Project Area, Ser 2008 A	5.00	08/15/24	528,097
2,000	Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24	2,069,700
1,920	Los Angeles Department of Water & Power, Water 2004 Ser C (NATL-RE Insd) (a)	5.00	07/01/23	1,968,169
975	Menifee Union School District, Election of 2008 Ser 2008 C (AGC Insd) (f)	0.00	08/01/34	185,806
1,090	Moreland School District, Santa Clara County 2006 Ser C (AMBAC Insd) (f)	0.00	08/01/29	285,830
790	Oak Grove School District, Santa Clara County Election 2008 Ser A (f)	0.00	08/01/28	234,314
4,000	Oxnard Financing Authority, Redwood Trunk Sewer & Headworks Ser 2004 A (FGIC Insd)	5.00	06/01/29	3,867,800
1,000	Port of Oakland Ser 2002 L (AMT) (FGIC Insd)	5.00	11/01/21	916,630
1,965	Poway, Unifield School District, School Facilities Improvement District No. 2007-1, 2008 Election Ser A (f)	0.00	08/01/27	630,058
2,455	Poway, Unifield School District, School Facilities Improvement District No. 2007-1, 2008 Election Ser A (f)	0.00	08/01/31	583,357
10,800	San Bernardino Community College District Election 2002 Ser B (f)	0.00	08/01/44	1,015,524
4,610	San Bernardino Community College District Election 2002 Ser B (f)	0.00	08/01/48	322,977
540	San Francisco City & County, Laguna Honda Hospital Ser 2008 R3 (AGC Insd) (a)	5.00	06/15/28	543,356
3,300	San Jose, Evergreen Community College District Election of 2004 Ser B (FSA Insd)	0.00	09/01/30	896,049
450	San Rafael City Elementary School District, Marin County Election 2002 Ser B (f)	0.00	08/01/25	179,149
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2005 A-1	5.00	06/01/37	1,207,820
850	Twin Rivers Unified School District, Ser 2009 (BANs) (f)	0.00	04/01/14	674,424
6,300	William S. Hart Union High School District, Los Angeles County Election 2008 Ser A (f)	0.00	08/01/32	1,389,906

				40,754,358

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Colorado (1.0%)
1,585	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA Insd)	5.25		08/15/34	1,405,752
185	Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)	6.90		04/01/29	197,610
160	Colorado Public Authority for Energy, Natural Gas Purchase Ser 2008	6.25		11/15/28	154,766

					1,758,128

	District of Columbia (5.1%)
1,500	District of Columbia Income Tax Ser 2009 A (a)	5.25		12/01/27	1,616,505
380	District of Columbia Ser 2008E (BHAC Insd) (a)	5.00		06/01/26	396,220
380	District of Columbia Ser 2008E (BHAC Insd) (a)	5.00		06/01/27	396,220
760	District of Columbia Ser 2008E (BHAC Insd) (a)	5.00		06/01/28	792,438
2,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31	1,635,180
575	District of Columbia Water and Sewer Authority, Public Utility Ser 2008 A (AGC Insd)	5.00		10/01/27	598,121
265	District of Columbia Water and Sewer Authority, Public Utility Ser 2008 A (AGC Insd)	5.00		10/01/28	272,240
3,000	Metropolitan Washington Airports Authority, District of Columbia & Virginia, Ser 2004 C-1 (AMT) (FSA Insd) (b)	5.00		10/01/20	3,023,160

					8,730,084

	Florida (22.0%)
6,890	Florida State Board of Education, Capital Outlay Refg Ser 2001 D	5.375		06/01/18	7,395,864
945	Florida State Mid-Bay Bridge Auth, Ser 2008 (AGC Insd)	5.00		10/01/22	1,000,651
3,000	Highlands County Health Facilities Authority, Florida, Adventist Health Refg Ser 2005 C	5.00		11/15/31	2,726,040
1,900	Jacksonville, Sales Tax Ser 2001 (AMBAC Insd)	5.50		10/01/18	2,024,811
2,000	Martin County, Utilities Ser 2001 (FGIC Insd)	5.00		10/01/26	2,003,920
1,000	Miami-Dade County, Ser 2005 A (NATL-RE Insd)	0.00	(c)	10/01/30	641,270
1,000	Miami-Dade County, Building Better Communities Program Ser 2008 B-1	6.00		07/01/38	1,042,680
1,300	Miami-Dade County, Educational Facilities Authority, University of Miami Ser 2008 A (BHAC Insd)	5.50		04/01/38	1,331,187
800	Miami-Dade County, Miami International Airport Ser 2009 A	5.00		10/01/25	805,016
750	Palm Beach County, Solid Waste Authority Ser 2009 (BHAC Insd)	5.50		10/01/23	828,000
8,000	South Miami Health Facilities Authority, Baptist Health Ser 2007 (a)	5.00		08/15/42	6,773,216
1,000	St Johns, Industrial Development Authority, Glenmoor Refg 2006 Ser A	5.375		01/01/40	641,760
1,000	Tampa Bay Water Authority, Ser 2001 A (FGIC Insd)	6.00		10/01/29	1,156,700
8,000	Tampa Bay Water,Ser 2001 B (FGIC Insd)	5.00		10/01/31	8,009,200
1,545	Tampa Sports Authority, Local Option Sales Refg Tax Ser 2005 (FSA Insd)	5.00		01/01/26	1,573,536

					37,953,851

	Georgia (7.6%)
2,000	Atlanta, Airport Passenger Facilities Charge Airport Ser 2004 J (FSA Insd)	5.00		01/01/34	1,983,200
5,000	Georgia Road & Tollway Authority, Ser 2001	5.375		03/01/17	5,422,050
2,000	Georgia Road & Tollway Authority, Ser 2004	5.00		10/01/22	2,122,060
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (NATL-RE Insd)	5.25		11/01/21	2,053,380
1,500	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (NATL-RE Insd)	5.25		11/01/22	1,534,830

					13,115,520

	Idaho (0.4%)
1,000	Madison County Industrial Development Authority, Madison Memorial Hospital Ser 2006 (COPs)	5.25		09/01/37	749,970

	Illinois (3.1%)
2,000	Chicago, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (FSA Insd)	5.75		01/01/23	2,026,300
1,035	Chicago Transit Authority, Capital Grant Receipts Ser 2008 (AGC Insud)	5.25		06/01/24	1,105,152
710	De Kalb County, Community United School District No. 428 (FSA Insd)	5.00		01/01/23	757,677
400	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25		11/01/38	421,692
935	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375		08/15/24	963,882

					5,274,703

	Indiana (1.8%)
3,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25		02/15/40	2,622,510
510	Rockport Indiana Michigan Power Company Project, Refg Ser 2009 B	6.25		06/01/25	534,368

					3,156,878

	Iowa (3.3%)
2,200	Coralville,Marriot Hotel & Convention Center Ser 2006 D (COPs)	5.25		06/01/26	2,182,840
1,275	Coralville, Urban Renewal Ser 2007 C	5.00		06/01/47	984,734
1,320	Iowa State LJOBS Program Ser 2009 A (a)	5.00		06/01/25	1,417,927
990	Iowa State LJOBS Program Ser 2009 A (a)	5.00		06/01/26	1,056,026

					5,641,527

	Kansas (0.3%)
455	Kansas Development Finance Authority, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50		11/15/29	458,872

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Kentucky (6.6%)
5,000	Louisville & Jefferson County Metropolitan Sewer District, Ser 1999 A (FGIC Insd)	5.75		05/15/33	5,047,450
2,925	Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE Insd)	5.375		05/15/20	3,112,785
3,075	Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE Insd)	5.375		05/15/21	3,245,017

					11,405,252

	Maryland (5.1%)
685	Baltimore County, Oak Crest Village Ser 2007 A	5.00		01/01/37	590,093
1,440	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00		01/01/17	1,207,786
3,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.375		08/15/24	2,989,200
900	Maryland Health & Higher Edlucational Facilities Authority, University of Maryland Medical Ser 2006 A	5.00		07/01/41	776,088
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (AMBAC Insd)	5.50		04/01/16	3,137,310

					8,700,477

	Massachusetts (4.1%)
415	Massachusetts Bay Transportation Authority, Assess 2000 Ser A	5.25		07/01/30	416,664
1,400	Massachusetts Health and Educational Facilities Authority, Boston College 2008 Ser M-2	5.50		06/01/30	1,567,622
4,715	Massachusetts Health and Educational Facilities Authority, Harvard University Ser 2009 A (a)	5.50		11/15/36	5,082,524

					7,066,810

	Michigan (2.9%)
875	Detroit Water Supply System Refg Ser 2006 C (FSA Insd)	5.00		07/01/26	853,510
1,075	Michigan State Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25		11/15/46	823,504
3,500	Michigan Strategic Fund, Detroit Edison Co Ser 2001 C	5.45		09/01/29	3,331,685

					5,008,699

	Missouri (0.8%)
750	Fenton, Gravois Bluffs Refg Ser 2006	4.50		04/01/21	678,953
1,000	Missouri Health & Educational Facilities Authority, Lutheran Senior Services Ser 2005 A	5.375		02/01/35	773,000

					1,451,953

	Nevada (4.0%)
2,000	Clark County, Airport Sub Lien Ser 2004 A (AMT) (FGIC Insd)	5.50		07/01/22	1,967,260
400	Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	6.25		06/15/16	423,508
2,925	Las Vegas Water District,Impr and Refg Ser 2003 A (FGIC Insd)	5.25		06/01/22	2,977,416
1,600	Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (FSA Insd) (a)	5.00		06/01/26	1,605,589

					6,973,773

	New Jersey (8.8%)
7,000	New Jersey, 2001 Ser H (d)	5.25		07/01/19	8,159,130
615	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75		06/15/34	497,947
4,135	New Jersey Transportation Trust Fund Authority, Transportation System 2006 Ser C (AGC Insd) (f)	0.00		12/15/26	1,555,959
2,750	New Jersey Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00		01/01/30	2,774,200
3,000	Tobacco Settlement Financing Corporation, Ser 2007-1A	4.625		06/01/26	2,078,430
3,000	Tobacco Settlement Financing Corporation, Ser 2007-1B	0.00		06/01/41	131,880

					15,197,546

	New Mexico (0.6%)
920	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Ser 2008 A	5.00		06/01/27	961,354

	New York (14.6%)
2,000	Long Island Power Authority, New York, Ser 2004 A (AMBAC Insd)	5.00		09/01/34	1,921,200
3,000	Metropolitan Transportation Authority, New York, State Service Contract Refg Ser 2002 B (NATL-RE Insd)	5.50		07/01/20	3,124,290
1,840	New York City, 2009 Subser A-1 (a)	5.25		08/15/27	1,915,760
1,840	New York City, 2009 Subser A-1 (a)	5.25		08/15/28	1,915,760
1,015	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00		05/01/28	1,048,779
1,015	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00		05/01/29	1,048,779
1,270	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00		05/01/30	1,312,266
2,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00		03/01/46	1,646,640
3,000	New York City Municipal Water Finance Authority, 2003 Ser A	5.375		06/15/18	3,247,230
3,700	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00		04/01/26	3,899,284
1,500	New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser 2007 A (FSA Insd)	5.00		02/15/27	1,546,500
2,000	New York State Energy & Research Development Authority, Brooklyn Union Gas Co 1991 Ser B (AMT)	14.62	(e)	05/15/20	1,703,859
1,000	Seneca Nation of Indians, Ser 2007 A	5.00		12/01/23	749,160

					25,079,507

	North Carolina (1.2%)
1,100	North Carolina Medical Care Commission, Salemtowne Refg Ser 2006	5.10		10/01/30	801,240

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
1,200	University of North Carolina, Chapel Hill Ser 2003	5.00		12/01/24	1,251,072

					2,052,312

	Ohio (3.7%)
3,000	American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Ser 2008 A (AGC Insd) (a)	5.25		02/15/33	3,045,546
3,000	Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A	5.75		10/01/18	3,094,200
255	Ohio State Water Development Authority 2009 Ser A	5.875		06/01/33	265,264

					6,405,010

	Pennsylvania (3.6%)
2,000	Allegheny County Development Authority, West Penn Allegheny Health Ser 2007 A	5.375		11/15/40	1,205,380
5,000	Pennsylvania Turnpike Commission, Ser 2004 A (AMBAC Insd)	5.00		12/01/34	4,962,750

					6,168,130

	Puerto Rico (0.5%)
855	Puerto Rico, Sales Tax Financing 2009 Subser A	5.00		08/01/39	869,629

	South Carolina (6.4%)
3,000	Charleston Educational Excellence Financing Corporation, Charleston County School District Ser 2005	5.25		12/01/29	3,040,080
40	Lexington County, Health Services District Inc., Lexington Medical Center Ser 2007	5.00		11/01/16	41,820
205	Richland County Environmental Improvement, 2007 Refg Ser A	4.60		09/01/12	200,816
1,500	South Carolina Public Service Authority, Santee Cooper, 2002 Refg Ser A (FSA Insd)	5.125		01/01/20	1,609,290
1,000	South Carolina Public Service Authority, Santee Cooper, 2002 Refg Ser A (FSA Insd)	5.125		01/01/21	1,047,130
4,000	South Carolina Public Service Authority, Santee Cooper, 2003 Refg Ser A (AMBAC Insd) (a)	5.00		01/01/27	4,106,542
1,000	South Carolina Public Transportation Infrastructure Bank Ser 2002 A (AMBAC Insd)	5.25		10/01/22	1,022,790

					11,068,468

	Tennessee (0.6%)
1,005	Tennessee Energy Acquisition Corporation, Ser 2006 A	5.25		09/01/19	965,634

	Texas (17.4%)
1,090	Aldine Independent School District, Bldg & Refg Ser 2001 (PSF Insd)	5.00		02/15/26	1,105,445
2,000	Alliance Airport Authority, Federal Express Corp Refg Ser 2006 (AMT)	4.85		04/01/21	1,708,060
1,360	Austin, Water & Wastewater ROLS RR II R — 674 (FSA Insd)	12.87	(e)	05/15/27	1,412,577
3,000	Board of Regents of the University of Houston System Ser 2008 (FSA Insd) (a)	5.00		02/15/33	3,020,690
5,000	Dallas-Fort Worth International Airport, Ser 2003 A (AMT) (FSA Insd) (a)	5.375		11/01/22	5,023,600
555	Friendswood Independent School District, Schoolhouse Ser 2008 (PSF Insd)	5.00		02/15/25	595,593
1,335	Harris County Health Facilities Development Corp,TECO Project, Ser 2008 (AGC Insd)	5.25		11/15/23	1,350,553
1,485	Harris County, Toll Road Unlimited Tax Ser 2007 C	5.25		08/15/31	1,619,957
3,180	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25		05/15/23	3,307,900
4,500	Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE Insd)	5.25		05/15/25	4,641,660
420	Houston, Community College System Sr-Lien-Student Fee Ser 2008 (FSA Insd)	5.00		04/15/23	448,715
2,300	Houston, Hotel Occupancy Ser 2001 B (FSA Insd) (f)	0.00		09/01/25	869,584
5,100	North Texas Tollway Authority, System Rev Refunding Bond Ser 2008 D (AGC Insd) (f)	0.00		01/01/28	1,677,441
1,025	North Texas Tollway Authority Refg First Tier Ser 2008 D (f)	0.00		01/01/31	271,512
1,000	Tarrant County Cultural Educational Facilities Finance Corp, Air Force Village II Inc Ser 2007	5.125		05/15/37	719,650
890	Texas A&M University System Health Science Center,, Financing System Ser 2009 A	5.00		05/15/25	967,163
835	Texas A&M University System Health Science Center,, Financing System Ser 2009 A	5.00		05/15/26	900,631
320	Texas Municipal Gas Acquisition and Supply Corp. Ser 2008 D	6.25		12/15/26	309,453

					29,950,184

	Utah (1.8%)
3,000	Salt Lake City, IHC, Hospital Inc Refg Ser 1991 (ETM) (AMBAC Insd)	12.56	(e)	05/15/20	3,028,380

	Virginia (0.8%)
1,750	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities, Goodwin House Inc Ser 2007	5.125		10/01/37	1,366,260

	Washington (7.6%)
2,000	Lewis County Public Utility District #1, Washington, Cowlitz Falls Refg Ser 2003 (NATL-RE Insd)	5.00		10/01/22	2,048,180
3,020	Port of Seattle, Washington, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00		12/01/23	2,989,347
3,000	Port of Seattle, Washington, Sub Lien Ser 1999 A (FGIC Insd)	5.25		09/01/22	3,049,050
2,435	Washington State, Various Purpose Ser 2010 A (a)	5.00		08/01/29	2,540,010
2,315	Washington State, Various Purpose Ser 2010 A (a)	5.00		08/01/30	2,414,835

					13,041,422

	Wisconsin (0.6%)
1,000	Wisconsin, 2009 Ser A	5.625		05/01/28	1,079,730

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Total Investments (Cost $290,994,212) (h) (i)	162.4%		279,669,699
	Other Assets in Excess of Liabilities	2.9		4,911,200
	Floating Rate Notes and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.31% to 0.71% at July 31, 2009 and contractual maturities of collateral ranging from 07/01/16 to 08/15/42 (g) (Cost ($31,340,000))	(18.2)		(31,340,000)
	Preferred Shares of Beneficial Interest	(47.0)		(81,000,000)

	Net Assets Applicable to Common Shareholders	100.0%		$172,240,899

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

PSF	Texas Permanent School Fund Guarantee Program.

ROLS	Reset Option Longs.

(a)	Underlying security related to inverse floater entered into by the Trust.

(b)	Joint exemption in locations shown.

(c)	Security is a “step-up” bond where the coupon increases on a pre-determined future date.

(d)	A portion of this security has been physically segregated in connection with open futures contracts.

(e)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligations have a total value of $6,144,816 which represents 3.6% of net assets applicable to common shareholders.

(f)	Capital appreciation bond.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class .

(g)	Floating rate note and dealer trusts obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2009, Trust investments with a value of $52,940,041 are held by the Dealer Trusts and serve as collateral for the $31,340,000 in floating rate note obligations outstanding at that date.

(h)	Securities have been designated as collateral in connection with open futures contracts and inverse floating rate municipal obligations.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
NATL-RE	National Public Finance Guarantee Corporation.
XLCA	XL Capital Assurance Inc.

Morgan Stanley Quality Municipal Investment Trust
Futures Contracts Open at July 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

25	Long	U.S. Treasury Notes 5 Year, September 2009	$2,884,570	$39,303

11	Long	U.S. Treasury Notes 2 Year, September 2009	2,382,359	(1,025)

14	Long	U.S. Treasury Notes 10 Year, September 2009	1,641,938	765

174	Short	U.S. Treasury Notes 20 Year, September 2009	(20,706,000)	(529,055)

		Net Unrealized Depreciation		$(490,012)

Morgan Stanley Quality Municipal Investment Trust
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Tax-Exempt Municipal Bonds	$279,669,699	—	$279,669,699	—
Futures	40,068	40,068	—	—

Total	$279,709,767	$40,068	$279,669,699	—

Liabilities
Futures	($530,080)	($530,080)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

3